FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS - SCHEDULES OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - Fair Value on a Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Marketable securities:
Total		$ 15,271
Liabilities:
Contingent consideration arrangements	$ (19,418)	(28,993)
Money Market Funds
Cash equivalents:
Cash equivalents	85,225	3,649
Marketable Equity Security
Marketable securities:
Marketable equity security		11,622
Level 1
Marketable securities:
Total		15,271
Liabilities:
Contingent consideration arrangements	0	0
Level 1 | Money Market Funds
Cash equivalents:
Cash equivalents	85,225	3,649
Level 1 | Marketable Equity Security
Marketable securities:
Marketable equity security		11,622
Level 2
Marketable securities:
Total		0
Liabilities:
Contingent consideration arrangements	0	0
Level 2 | Money Market Funds
Cash equivalents:
Cash equivalents	0	0
Level 2 | Marketable Equity Security
Marketable securities:
Marketable equity security		0
Level 3
Marketable securities:
Total		0
Liabilities:
Contingent consideration arrangements	(19,418)	(28,993)
Level 3 | Money Market Funds
Cash equivalents:
Cash equivalents	$ 0	0
Level 3 | Marketable Equity Security
Marketable securities:
Marketable equity security		$ 0